Debt - Schedule of revenue liability activity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	$ 6,800
Change in fair value of purchased revenue liability		$ 900
Ending Balance as of March 31, 2025	7,300	6,800
ZTlido Royalty [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024	6,800
Change in fair value of purchased revenue liability	797
Ending Balance as of March 31, 2025	6,800	$ 6,800
Repayment of purchased revenue liability	$ (797)